Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]	Principles of consolidation The accompanying consolidated financial statements include the accounts of Euroseas Ltd. and its subsidiaries. Inter-company transactions are eliminated on consolidation.
Use of Estimates, Policy [Policy Text Block]

Use of estimates

The preparation of the accompanying consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the consolidated financial statements, and the stated amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive Income, Policy [Policy Text Block]

Other comprehensive income / (loss)

The Company has no other comprehensive income / (loss) and accordingly comprehensive income / (loss) equals net income / (loss) for all periods presented. As such, no statement of comprehensive income / (loss) has been presented.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign currency translation

The Company’s functional currency as well as the functional currency of all its subsidiaries is the U.S. dollar. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the balance sheet date. Income and expenses denominated in foreign currencies are translated into U.S. dollars at exchange rates prevailing at the date of the transaction. The resulting exchange gains and/or losses on settlement or translation are included in the accompanying consolidated statements of operations.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash equivalents Cash equivalents are cash in bank accounts, time deposits or other certificates purchased with an original maturity of three months or less.
Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]

Restricted cash

Restricted cash reflects deposits with certain banks that can only be used to pay the current loan installments or are required to be maintained as a certain minimum cash balance per mortgaged vessel.

Trade and Other Accounts Receivable, Policy [Policy Text Block]

Trade accounts receivable

The amount shown as trade accounts receivable, at each balance sheet date, includes estimated recoveries from each voyage or time charter. At each balance sheet date, the Company provides for doubtful accounts on the basis of specific identified doubtful receivables.

Inventory, Policy [Policy Text Block]	Inventories Inventories are stated at the lower of cost and market value. Inventories are valued using the FIFO (First-In First-Out) method.
Vessels [Policy Text Block]

Vessels

Vessels are stated at cost, which comprises the vessel contract price, costs of major repairs and improvements upon acquisition, direct delivery and other acquisition expenses, less accumulated depreciation and impairment, if any. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred. Vessels under construction are presented at cost, which includes shipyard installment payments and other vessel costs incurred during the construction period that are directly attributable to the construction of the vessels, including borrowing costs incurred during the construction period.

Expenditures for vessel repair and maintenance are charged against income in the period incurred.

Depreciation, Depletion, and Amortization [Policy Text Block]

Depreciation

Depreciation is calculated on a straight line basis over the estimated useful life of the vessel with reference to the cost of the vessel, and estimated scrap value. Remaining useful lives of vessels are periodically reviewed and revised to recognize changes in conditions and such revisions, if any, are recognized over current and future periods. The Company estimates that its vessels have a useful life of 25 years from the completion of its construction (see Note 5).

Assets Held for Sale [Policy Text Block]

Assets Held for Sale

The Company may dispose of certain of its vessels when suitable opportunities occur, including prior to the end of their useful lives. The Company classifies assets as being held for sale when the following criteria are met: (i) management is committed to sell the asset; (ii) the asset is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less the cost to sell the asset. These assets are no longer depreciated once they meet the criteria of being held for sale.

Insurance Premiums Revenue Recognition, Policy [Policy Text Block]

Insurance claims and insurance proceeds

Claims receivable are recorded on the accrual basis and represent the amounts to be received, net of deductibles, incurred through each balance sheet date, for which recovery from insurance companies is probable and the claim is not subject to litigation. Any remaining costs to complete the claims are included in accrued liabilities. Insurance proceeds are recorded according to type of claim that gives rise to the proceeds in the consolidated statements of operations and the consolidated statements of cash flow.

Revenue Recognition, Policy [Policy Text Block]

Revenue and expense recognition

Revenues are generated from voyage charters, time charters and chartering pool arrangements. If a charter agreement exists, the price is fixed, service is provided and the collection of the related revenue is reasonably assured, revenues are recorded over the term of the charter as service is provided and recognized on a pro-rata basis over the duration of the voyage or time charter adjusted for the off-hire days that a vessel spends undergoing repairs, maintenance or upgrade work. A voyage is deemed to commence upon the later of the completion of discharge of the vessel’s previous cargo or the time it receives a contract that is not cancelable and is deemed to end upon the completion of discharge of the current cargo. A time charter contract is deemed to commence from the time of the delivery of the vessel to an agreed port and is deemed to end upon the re-delivery of the vessel at an agreed port. Demurrage income, which is included in voyage revenues, represents revenue earned from the charterer when loading or discharging time exceeded the stipulated time in the voyage charter and is recognized when earned.

For the Company’s vessels operating in chartering pools, pool profits are allocated to each pool participant on a time charter equivalent basis in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Pool income is recognized during the period services are performed, the collectability is reasonably assured, an agreement with the pool exists and price is determinable. Pool income may be subject to future adjustments by the pool however, the effect on the Company’s income resulting from a subsequent reallocation of pool income on the results for the year historically has not been significant.

Charter fees received in advance are recorded as a liability (deferred revenue) until charter services are rendered.

Vessel operating expenses are comprised of all expenses relating to the operation of the vessels, including crewing, insurance, repairs and maintenance, stores, lubricants, spares and consumables, professional and legal fees and miscellaneous expenses. Vessel operating expenses are recognized as incurred; payments in advance of services or use are recorded as prepaid expenses. Voyage expenses relate to bunkers, port charges, canal tolls, and agency fees which are incurred when the vessel is chartered under a voyage charter or during off-hire or idle periods. Voyage expenses are expensed as incurred.

Drydocking and Special Survey Expenses [Policy Text Block]	Dry-docking and special survey expenses Dry-docking and special survey expenses are expensed as incurred.
Pension and Other Postretirement Plans, Policy [Policy Text Block]

Pension and retirement benefit obligations – crew

The ship-owning companies contract the crews on board the vessels under short-term contracts (usually up to 9 months). Accordingly, they are not liable for any pension or post-retirement benefits.

Finance, Loans and Leases Receivable, Policy [Policy Text Block]

Financing costs

Loan arrangement fees are deferred and amortized to interest expense over the duration of the underlying loan using the effective interest method. Unamortized fees relating to loans repaid or refinanced are expensed in the period the repayment or refinancing occurs. Deferred offering expenses are charged against paid-in capital when financing is completed or expensed to other general and administrative expenses when financing efforts are terminated.

Fair Value Measurement, Policy [Policy Text Block]

Fair value of time charter acquired

The Company records all identified tangible and intangible assets or any liabilities associated with the acquisition of a vessel at fair value. Where vessels are acquired with existing time charters, the Company determines the present value of the difference between: (i) the contractual charter rate and (ii) the prevailing market rate for a charter of equivalent duration. In discounting the charter rate differences in future periods, the Company uses its Weighted Average Cost of Capital (WACC) adjusted to account for the credit quality of the charterer. The capitalized above-market (assets) and below-market (liabilities) charters are amortized as a reduction and increase, respectively, to voyage revenues over the remaining term of the charter.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]

Stock incentive plan awards

Share-based compensation represents vested and non-vested restricted shares granted to employees and directors as well as to non-employees and are included in “Other general and administrative expenses” in the “Consolidated statements of operations.” The shares to employees and directors are measured at their fair value equal to the market value of the Company's common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and the total fair value of such shares is expensed on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and the total fair value of such shares is recognized on a straight-line basis over the requisite service period. In addition, non-vested awards granted to non-employees are recognized on a straight-line basis over the remaining period service is provided. The fair value of the awards granted to non-employees are measured at the fair value at each reporting period until the non-vested shares vest and performance is complete.

Equity Method Investments, Policy [Policy Text Block]

Investment in Joint Venture

Investments in companies over which the Company believes it exercises significant influence over operating and financial policies, are accounted for using the equity method. Under this method the investment is carried at cost, and is adjusted to recognize the investor’s share of the earnings or losses of the investee after the date of acquisition and is adjusted for impairment whenever facts and circumstances determine that a decline in fair value below the cost basis is other than temporary. The amount of the adjustment is included in the determination of net income. The investment is also adjusted to reflect the Company’s share of changes in the investee’s capital.

Impairment or Disposal of Long-Lived Assets, Including Intangible Assets, Policy [Policy Text Block]

Impairment of long-lived assets

The Company reviews its long-lived assets “held and used” for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of future undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company’s vessels.

Equity and Cost Method Investments, Policy [Policy Text Block]

Other investments

Investments over which the Company believes it does not exercise any influence are carried at the book value and are adjusted to recognize accrued income and are adjusted for impairment whenever facts and circumstances determine that they are not recoverable. The amount of the adjustment is included in the determination of net income (Note 17).

Derivatives, Policy [Policy Text Block]

Derivative financial instruments

Derivative instruments are recorded in the balance sheet as either an asset or liability measured at its fair value with changes in the instruments' fair value recognized as either a component in other comprehensive income if specific hedge accounting criteria are met in accordance with guidance relating to “Derivatives and Hedging” or in earnings if hedging criteria are not met.

Stockholders' Equity Note, Redeemable Preferred Stock, Issue, Policy [Policy Text Block]

Preferred shares

Preferred shares are recorded at the initial consideration received less offering expenses and adjusted by including the fair value of dividends paid in-kind. The Company recognizes changes in the redemption value of the preferred shares immediately as they occur and adjusts the carrying amount of the preferred shares to equal the redemption value at the end of each reporting period to that effect.

Earnings Per Share, Policy [Policy Text Block]

Earnings/(loss) per common share

Basic earnings/(loss) per share is computed by dividing net income/(loss) attributable to common shareholders, after the deduction of dividends paid to preferred shareholders, by the weighted-average number of common shares outstanding during the period. The weighted-average number of common shares outstanding does not include any potentially dilutive securities or any non-vested restricted shares of common stock. These non-vested restricted shares, although classified as issued and outstanding as of December 31, 2014 and 2015, are considered contingently returnable until the restrictions lapse and will not be included in the basic net income per share calculation until the shares are vested.

Diluted earnings/(loss) per share gives effect to all potentially dilutive securities to the extent that they are dilutive, using the treasury stock method. The Company uses the treasury stock method for non-vested restricted shares, while for the preferred shares issued the Company uses the if-converted method to assess the dilutive effect.

Segment Reporting, Policy [Policy Text Block]

Segment reporting

The Company reports financial information and evaluates its operations by charter revenue and not by the length of ship employment for its customers, i.e. voyage or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reporting segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent accounting pronouncements

In May, 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No 2014-09, Revenue From Contracts With Customers, which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. ASU 2015-14 states the following regarding application that should be considered as part of the disclosure requirements under SAB Topic 11M: An entity shall apply one of the following two methods: (i).retrospectively to each prior reporting period presented in accordance with the guidance on accounting changes in ASC  250-10-45-5 through 45-10 (retrospective method) or (ii) retrospectively with the cumulative effect recognized at the date of initial application (cumulative effect transition method). This standard is effective for public entities with reporting periods beginning after December 15, 2017. Early application is permitted only as of annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. The Company has not yet evaluated the impact, if any, of the adoption of this new standard.

In August 2014, the FASB issued ASU No. 2014-15, “Disclosure of Uncertainties about an Entity's Ability to Continue as a Going Concern.” This ASU establishes specific guidance to an organization's management on their responsibility to evaluate whether there is substantial doubt about the organization's ability to continue as a going concern. The provisions of this ASU are effective for interim and annual periods ending after December 15, 2016. The Company is evaluating the potential impact of the adoption of this standard on its consolidated financial statements.

In April, 2015, FASB issued ASU No 2015-03, Simplifying the Presentation of Debt Issuance Costs, which outlines a simplified approach to present debt issuance costs and debt discount and premium by requiring debt issuance costs to be presented as deduction from the corresponding liability. This standard is effective for public entities with reporting periods beginning after December 15, 2015 and should be applied on a retrospective basis. Early adoption is permitted for financial statements that have not been previously issued. The Company’s adoption of this standard will result in the “Deferred charges, net” of $700,606 as of December 31, 2015 to be presented against the related debt liability.

In July 2015, the FASB issued ASU 2015-11, Simplifying the Measurement of Inventory to simplify the measurement of inventory using first-in, first out (FIFO) or average cost method. According to this ASU an entity should measure inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices less reasonably predictable costs of completion, disposal and transportation. This update is effective for public entities with reporting periods beginning after December 15, 2016. Early adoption is permitted. Management believes that the implementation of this update will not have any material impact on its financial statements and has not elected the early adoption.

In February 2016, the FASB issued ASU 2016-02, Leases. The standard amends the existing accounting standards for lease accounting and adds additional disclosures about leasing arrangements.  The ASU requires lessees to recognize on the balance sheet the assets and liabilities for the rights and obligations created by most leases, while lessor accounting remains largely unchanged. The new leases standard requires a modified retrospective transition approach for all leases existing at, or entered into after, the date of initial application, with an option to use certain transition relief. This update is effective for public entities with reporting periods beginning after December 15, 2018. Early adoption is permitted for all entities. The Company has not yet evaluated the impact, if any, of the adoption of this new standard.